Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 Attributable to Simcere Pharmaceutical Group CNY	Dec. 31, 2010 Attributable to Simcere Pharmaceutical Group CNY	Dec. 31, 2009 Attributable to Simcere Pharmaceutical Group CNY	Dec. 31, 2011 Attributable to noncontrolling interests CNY	Dec. 31, 2010 Attributable to noncontrolling interests CNY	Dec. 31, 2009 Attributable to noncontrolling interests CNY	Dec. 31, 2011 Attributable to redeemable noncontrolling interests CNY	Dec. 31, 2010 Attributable to redeemable noncontrolling interests CNY
Net income	151,829	184,653	28,869	$ 24,123	178,389	172,411	26,428	(27,938)	10,466	2,441	1,378	1,776
Foreign currency translation adjustments, net of nil tax	(7,096)	(5,964)	(640)	(1,127)	(7,096)	(5,964)	(640)
Comprehensive income	144,733	178,689	28,229	$ 22,996	171,293	166,447	25,788	(27,938)	10,466	2,441	1,378	1,776